Bank and Other Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Bank and Other Borrowings [Abstract]
Schedule of Outstanding Balances of the Bank and Other Borrowings

Outstanding balances of the bank and other borrowings as of December 31, 2025 and June 30, 2026 consisted of the following:

	As of December 31, 2025	As of June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Bank borrowings:
Guaranteed	26,824,847	22,618,905	2,884,329
Collateralized and guaranteed	1,105,646	1,112,783	141,900
	27,930,493	23,731,688	3,026,229
Other borrowing:
Collateralized and guaranteed	6,403,057	12,035,230	1,534,714
	34,333,550	35,766,918	4,560,943
Less: current portion	(23,549,661)	(24,056,502)	(3,067,648)
Non-current portion	10,783,889	11,710,416	1,493,295

Schedule of Bank and Other Borrowings

Bank and other borrowings as of December 31, 2025 and June 30, 2026 are as follows:

					Balance as at
Lender	Type	Maturity date	Currency	Effective interest rate	December 31, 2025	June 30, 2026
					HK $	HK $	US$
					(Audited)	(Unaudited)	(Unaudited)

Bank of China(i)	Bank borrowing	03/2026	RMB	3.00%	1,112,500	—	—
Bank of China(ii)	Bank borrowing	03/2027	RMB	2.60%	—	692,640	88,324
Bank of China(iii)	Bank borrowing	12/2026	RMB	2.60%	10,568,750	10,966,800	1,398,470
Shenzhen Rural Commercial Bank(iv)	Bank borrowing	03/2026	RMB	1.76%	2,113,750	—	—
Livi Bank Limited(v)	Bank borrowing	08/2029	HK$	3.66%	9,274,422	8,149,320	1,039,189
The Bank of East Asia Limited(vi)	Bank borrowing	11/2027	US$	6.55%	3,755,425	2,810,145	358,345
The Bank of East Asia Limited(vii)	Bank borrowing	02/2026	US$	6.72%	1,105,646	—	—
The Bank of East Asia Limited(viii)	Bank borrowing	02/2027	US$	4.94%	—	1,112,783	141,900
Ping An International Financial Leasing Co., Ltd.(ix)	Other borrowing	05/2027	RMB	5.90%	6,403,057	4,357,086	555,609
Yongying Financial Leasing Co., Ltd. (x)	Other borrowing	03/2029	RMB	5.59%	—	3,196,210	407,576
Yongying Financial Leasing Co., Ltd. (xi)	Other borrowing	05/2029	RMB	5.31%	—	4,481,934	571,530
					34,333,550	35,766,918	4,560,943

(i)	On February 28, 2025, Samfine SZ entered into a 1-year term loan of RMB1 million (approximately US$0.14 million) for operating purposes. The loan is repayable in one lump-sum payment within 1 year and is guaranteed by Mr. Cheng. The loan is carrying at variable interest rate.
(ii)	On March 6, 2026, Samfine SZ entered into a 1-year term loan of RMB0.7 million (US$0.1 million) for operating purposes. The loan is repayable in one lump-sum payment within 1 year and is guaranteed by Mr. Cheng. The loan is carrying at variable interest rate.

(iii)	On December 5, 2025, Samfine SZ entered into a 1-year term loan of RMB9.5 million (US$1.4 million) for operating purposes. The loan is repayable in one lump-sum payment within 1 year and is guaranteed by Mr. Cheng. The loan is carrying at variable interest rate.

(iv)	On September 2, 2025, Samfine SZ entered into a half-year term loan of RMB1.9 million (US$0.27 million) for operating purposes. The loan is repayable in one lump-sum payment within half year and is guaranteed by Mr. Cheng and Mrs. Cheng, the director of the Company. The loan is carrying at variable interest rate.

(v)	On August 20, 2025, Samfine HK entered into a 4-year term loan of HK$10 million (US$1.19 million) for working capital purposes carrying at variable interest rate. The loan is repayable in monthly installments over the 4-year tenor and is guaranteed by Mr. Cheng, the director of the Company. The loan is carrying at variable interest rate.

(vi)	On October 15, 2020, Samfine HK entered into a 7-year term loan of HK$12 million (US$1.53 million) for working capital purposes carrying at variable interest rate. The loan is repayable in monthly installments over the 7-year tenor and is guaranteed by Mr. Cheng, the director of the Company and HKMC Insurance Limited (“HKMCI”) under SME Financing Guarantee Scheme. The loan is carrying at variable interest rate.

(vii)	On February 24, 2024, Samfine HK entered into a 1-year recurring term loan of US$0.1 million (HK$1.11 million) for insurance premium payment purpose. The loan is repayable in monthly installments over the 12-month tenor and is pledged by the deed of insurance assignment relating to the life insurance contract issued by FWD Life Insurance Company (Bermuda) Limited. On February 24, 2025, Samfine HK fully settled and re-entered the loan. The loan is carrying at variable interest rate.

(viii)	On February 24, 2026, Samfine HK re-entered into a 1-year recurring term loan of US$0.1 million (HK$1.11 million) for insurance premium payment purpose. The loan is repayable in monthly installments over the 12-month tenor and is pledged by the deed of insurance assignment relating to the life insurance contract issued by FWD Life Insurance Company (Bermuda) Limited. The loan is carrying at variable interest rate.

(ix)	On May 5, 2025, Samfine SZ entered into a 2-year other borrowing of RMB8.46 million (US$1.08 million) with a financial institution for operating purposes. The loan is guaranteed by Mr. Cheng and Mrs. Cheng, and pledged by the Company’s machineries. The loan is repayable in monthly installments over the 2-year tenor, and is carrying at variable interest rate.

(x)	On April 8, 2026, Samfine SZ entered into a 3-year other borrowing of RMB3 million (US$0.44 million) with a financial institution for operating purposes. The loan is guaranteed by Mr. Cheng and Mrs. Cheng, and pledged by the Company’s machineries. The loan is repayable in monthly installments over the 3-year tenor, and is carrying at variable interest rate.

(xi)	On June 1, 2026, Samfine SZ entered into a 3-year other borrowing of RMB4 million (US$0.58 million) with a financial institution for operating purposes. The loan is guaranteed by Mr. Cheng and Mrs. Cheng, and pledged by the Company’s machineries. The loan is repayable in monthly installments over the 3-year tenor, and is carrying at variable interest rate.

Schedule of Loan Type in Terms of Currency

Loan type in terms of currency (in HK$) - Unaudited	Carrying value	Within 1 year	1 to 2 years (July 1, 2027 – June 30, 2028)	2 to 3 years (July 1, 2028 – June 30, 2029)	More than 3 years (After June 30, 2029)

in HK$	10,959,465	4,356,387	3,394,983	2,735,102	472,993
In US$	1,112,783	1,112,783	—	—	—
in RMB	23,694,670	18,587,332	2,713,961	2,393,377	—
June 30, 2026	35,766,918	24,056,502	6,108,944	5,128,479	472,993

Loan type in terms of currency (in US$) – Unaudited	Carrying value	Within 1 year	1 to 2 years (July 1, 2027 – June 30, 2028)	2 to 3 years (July 1, 2028 – June 30, 2029)	More than 3 years (After June 30, 2029)

in HK$	1,397,534	552,260	436,183	348,776	60,315
In US$	141,900	141,900	—	—	—
in RMB	3,021,509	2,370,229	346,080	305,200	—
June 30, 2026	4,560,943	3,064,389	782,263	653,976	60,315

Loan type in terms of currency (in HK$) – Audited	Carrying value	Within 1 year	2027	2028	2029

in HK$	13,029,847	4,180,530	4,339,793	2,646,939	1,862,585
In US$	1,105,646	1,105,646	—	—	—
in RMB	20,198,057	18,263,485	1,934,572	—	—
December 31, 2025	34,333,550	23,549,661	6,274,365	2,646,939	1,862,585